UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22211
______________________________________________

IVA Fiduciary Trust
______________________________________________________________________________
(Exact name of registrant as specified in charter)

717 Fifth Avenue
10th Floor
New York, NY 10022
______________________________________________________________________________
(Address of principal executive offices)(Zip code)

Michael W. Malafronte
c/o IVA Fiduciary Trust
717 Fifth Avenue
10th Floor
New York, NY 10022
(Name and Address of Agent for Service)

Copies to:

Michael S. Caccese, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: CPH 0326 4 Copley Place, 5th Floor Boston, MA 02116

Registrant’s telephone number, including area code: (212) 584-3570

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Item 1.	Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares	Description	Fair Value

COMMON STOCKS — 51.0%
Belgium — 0.3%
286,845	Sofina SA	$30,150,409

China — 0.5%
15,826,640	Clear Media Ltd. (a)	16,482,209
37,147,000	Digital China Holdings Ltd.	34,387,387

		50,869,596

France — 6.5%
1,236,925	Alten SA	52,893,245
5,122,941	Altran Technologies SA	48,517,495
21,114,600	Bolloré SA	95,827,542
55,400	Bolloré SA NV (a)(b)	248,072
607,908	Bureau Veritas SA	13,423,660
284,341	Cap Gemini SA	20,253,039
1,046,245	Carrefour SA	31,787,047
599,533	Danone SA	39,441,172
1,382,940	Eutelsat Communications SA	44,706,836
38,398	Financière de l’Odet SA (a)	38,000,825
153,964	Financière Marc de Lacharriere SA (a)	11,703,763
2,967,431	GDF Suez SA	69,305,244
92,721	Robertet SA (a)	17,949,502
61,071	Séché Environnement SA	1,468,844
490,269	Sodexo SA	48,070,627
694,391	Thales SA	37,466,581
748,568	Total SA, ADR	38,326,682
741,438	Vinci SA	40,571,994

		649,962,170

Germany — 0.6%
504,472	Siemens AG	57,212,278

Hong Kong — 0.7%
7,961,000	Henderson Land Development Co. Ltd.	55,158,889
14,116,000	Hongkong & Shanghai Hotels Ltd. (a)	20,845,882

		76,004,771

Japan — 7.3%
24,147,200	Astellas Pharma Inc.	336,071,303
1,755,100	Azbil Corp.	40,581,734
1,483,900	Benesse Holdings Inc.	44,080,239
2,145,500	Cosel Co., Ltd. (a)(c)	21,969,313
944,700	Icom Inc. (a)(c)	22,724,878
213,800	Medikit Co., Ltd. (a)	6,479,219
9,037,600	Miura Co., Ltd. (c)	90,323,039
187,100	Nitto Kohki Co., Ltd.	3,377,964
444,600	Okinawa Cellular Telephone Co.	12,020,155
262,500	Techno Medica Co., Ltd.	5,357,016
4,295,600	Toho Co., Ltd.	97,469,027
16,515,800	Yahoo Japan Corp.	59,595,688

		740,049,575

Malaysia — 1.6%
136,725,000	Genting Malaysia Berhad	158,784,747

Norway — 0.1%
328,748	Stolt-Nielsen Ltd.	5,500,221

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares	Description	Fair Value

South Africa — 0.7%
6,020,929	Net 1 U.E.P.S. Technologies Inc. (b)(c)	$68,638,591

South Korea — 3.4%
99,831	E-Mart Co., Ltd.	18,392,248
2,215,402	Kangwon Land, Inc.	60,881,223
32,763	Lotte Chilsung Beverage Co., Ltd.	44,310,864
25,847	Lotte Confectionery Co., Ltd.	41,970,631
145,098	Samsung Electronics Co., Ltd.	174,415,349

		339,970,315

Switzerland — 3.9%
68,280	APG SGA SA	19,834,999
4,372,766	Nestlé SA	320,530,490
118,484	Schindler Holding AG	17,096,396
2,210,991	UBS Group AG	38,006,273

		395,468,158

United Kingdom — 1.0%
3,655,194	Antofagasta Plc	42,437,841
6,357,724	Millennium & Copthorne Hotels Plc	58,121,983

		100,559,824

United States — 24.4%
1,259,824	Amdocs Ltd.	58,777,089
1,273,024	American Capital Agency Corp.	27,790,114
579,124	Aon Plc	54,918,329
871,408	Baker Hughes Inc.	48,859,846
1,382	Berkshire Hathaway Inc., Class ‘A’ (b)	312,332,000
343,385	Berkshire Hathaway Inc., Class ‘B’ (b)	51,559,258
1,151,780	Brink’s Inc.	28,114,950
2,111,214	Cimarex Energy Co.	223,788,684
915,821	CVS Health Corp.	88,202,720
774,848	Devon Energy Corp.	47,428,446
3,811,345	DeVry Education Group Inc. (c)	180,924,547
3,158,487	Expeditors International of Washington, Inc.	140,900,105
272,824	Goldman Sachs Group, Inc.	52,881,476
18,655	Google Inc., Class ‘A’ (b)	9,899,462
18,655	Google Inc., Class ‘C’ (b)	9,819,992
69,272	Graham Holdings Co., Class ‘B’	59,830,919
1,376,493	Hewlett-Packard Co.	55,238,664
2,169,796	Ingram Micro Inc., Class ‘A’ (b)	59,973,161
1,387,209	Liberty Interactive Corp., Series ‘A’ (b)	40,811,689
197,219	Liberty Ventures, Series ‘A’ (b)	7,439,101
703,492	Marsh & McLennan Cos., Inc.	40,267,882
1,381,079	MasterCard Inc., Class ‘A’	118,993,767
1,285,540	Microsoft Corp.	59,713,333
32,614	National CineMedia, Inc.	468,663
9,813,223	News Corp., Class ‘A’ (b)	153,969,469
5,645,514	News Corp., Class ‘B’ (b)	85,134,351
1,348,803	Occidental Petroleum Corp.	108,727,010
4,451,358	Oracle Corp.	200,177,569
261,300	Rosetta Resources Inc. (b)(d)	5,829,603
1,260,163	Symantec Corp.	32,329,482
2,068,550	Teradata Corp. (b)	90,354,264

		2,455,455,945

	TOTAL COMMON STOCKS
	(Cost — $3,937,831,027)	5,128,626,600

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares		Description	Fair Value

PREFERRED STOCKS — 1.2%

United States — 1.2%

308,858		American Capital Agency Corp., Series ‘A’, 8% due 4/5/2017 (e)	$8,234,154
		Annaly Capital Management Inc.:
759,650		Series ‘C’, 7.625% due 5/16/2017 (e)	18,945,671
1,143,675		Series ‘D’, 7.5% due 9/13/2017 (e)	28,420,324
469,475		Apollo Residential Mortgage Inc., Series ‘A’, 8% due 9/20/2017 (e)	11,333,126
389,498		Capstead Mortgage Corp., Series ‘E’, 7.5% due 5/13/2018 (e)	9,651,760
		CYS Investments Inc.:
161,114		Series ‘A’, 7.75% due 8/3/2017 (e)	3,923,126
495,508		Series ‘B’, 7.5% due 4/30/2018 (e)	11,753,450
754,825		Hatteras Financial Corp., Series ‘A’, 7.625% due 8/27/2017 (e)	17,927,094
390,297		MFA Financial Inc., Series ‘B’, 7.5% due 4/15/2018 (e)	9,562,277

		TOTAL PREFERRED STOCKS
		(Cost — $114,105,419)	119,750,982

Principal
Amount

CORPORATE NOTES & BONDS — 4.8%
France — 3.4%
		Wendel:
35,100,000	EUR	4.875% due 5/26/2016 (f)	45,075,153
116,950,000	EUR	4.375% due 8/9/2017	155,046,928
95,400,000	EUR	6.75% due 4/20/2018	137,803,899

			337,925,980

Norway — 0.2%
29,529,629	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (a)	25,986,074

Switzerland — 0.2%
8,900,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	12,083,319
8,967,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (g)	9,280,935

			21,364,254

United States — 1.0%
6,070,000	USD	Brandywine Operating Partnership, LP, 5.7% due 5/1/2017	6,544,850
18,309,000	USD	Cloud Peak Energy Resources LLC, 8.5% due 12/15/2019	19,132,905
25,519,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	25,678,494
3,418,000	USD	Leucadia National Corp., 8.125% due 9/15/2015	3,578,885
370,291		MFA Financial Inc., 8% due 4/15/2042 (h)	9,694,219
28,790,000	USD	Mohawk Industries Inc., 6.125% due 1/15/2016 (i)	30,156,805
6,660,000	USD	Vulcan Materials Co., 7% due 6/15/2018	7,359,300

			102,145,458

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $461,136,664)	487,421,766

SOVEREIGN GOVERNMENT BONDS — 3.3%
Singapore — 3.2%
		Government of Singapore:
149,845,000	SGD	2.875% due 7/1/2015	114,428,232
191,667,000	SGD	3.75% due 9/1/2016	152,055,386
70,235,000	SGD	2.375% due 4/1/2017	54,980,752

			321,464,370

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Principal
Amount		Description	Fair Value

Taiwan — 0.1%
349,300,000	TWD	Government of Taiwan, 2% due 7/20/2015	$11,147,956

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $348,622,189)	332,612,326

Ounces

COMMODITIES — 3.4%
290,558		Gold Bullion (b)	343,691,913

		TOTAL COMMODITIES
		(Cost — $414,412,663)	343,691,913

Principal
Amount

SHORT-TERM INVESTMENTS — 35.7%
Commercial Paper — 35.1%
		Abbott Laboratories:
70,000,000	USD	0.09% due 1/7/2015 (f)	69,998,950
105,000,000	USD	0.09% due 1/22/2015 (f)	104,994,487
13,200,000	USD	0.11% due 1/22/2015 (f)	13,199,153
29,626,000	USD	0.14% due 2/24/2015 (f)	29,619,779
50,000,000	USD	American Honda Finance Corp., 0.12% due 1/14/2015	49,997,833
		Apple Inc.:
22,900,000	USD	0.05% due 1/9/2015 (f)	22,899,746
5,900,000	USD	0.07% due 1/12/2015 (f)	5,899,874
30,000,000	USD	0.07% due 1/21/2015 (f)	29,998,833
19,200,000	USD	0.05% due 1/22/2015 (f)	19,199,440
28,500,000	USD	0.07% due 2/2/2015 (f)	28,498,227
50,000,000	USD	0.07% due 2/3/2015 (f)	49,996,792
4,500,000	USD	0.07% due 2/6/2015 (f)	4,499,685
42,000,000	USD	0.07% due 2/9/2015 (f)	41,996,815
10,200,000	USD	0.07% due 2/12/2015 (f)	10,199,167
30,000,000	USD	0.07% due 2/18/2015 (f)	29,997,200
		Coca-Cola Co.:
15,300,000	USD	0.1% due 1/13/2015 (f)	15,299,490
13,000,000	USD	0.08% due 1/20/2015 (f)	12,999,451
20,800,000	USD	0.11% due 1/22/2015 (f)	20,798,665
60,000,000	USD	Consolidated Edison Co. Inc., 0.42% due 1/12/2015 (f)	59,992,300
48,000,000	USD	Danaher Corp., 0.11% due 1/12/2015 (f)	47,998,387
		Devon Energy Corp.:
30,000,000	USD	0.29% due 1/5/2015 (f)	29,999,033
5,000,000	USD	0.29% due 1/6/2015 (f)	4,999,799
9,000,000	USD	0.3% due 1/6/2015 (f)	8,999,625
30,000,000	USD	0.29% due 1/7/2015 (f)	29,998,550
35,000,000	USD	0.45% due 1/8/2015 (f)	34,996,937
15,000,000	USD	0.3% due 1/16/2015 (f)	14,998,125
39,597,000	USD	0.35% due 1/16/2015 (f)	39,591,225
15,000,000	USD	Diageo Capital Plc, 0.5% due 1/13/2015 (f)	14,997,500
20,300,000	USD	Dover Corp., 0.1% due 1/6/2015 (f)	20,299,718
		Electricité de France SA:
29,000,000	USD	0.07% due 1/16/2015 (f)	28,999,154
7,300,000	USD	0.13% due 3/10/2015 (f)	7,296,838
69,900,000	USD	Eli Lilly & Co., 0.12% due 1/26/2015 (f)	69,894,175
32,428,000	USD	Emerson Electric Co., 0.16% due 1/20/2015 (f)	32,425,262
		Florida Power & Light Co.:

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 35.1% (continued)
50,000,000	USD	0.24% due 1/5/2015	$49,998,667
74,700,000	USD	0.4% due 1/20/2015	74,684,230
		GDF Suez SA:
30,700,000	USD	0.14% due 1/6/2015 (f)	30,699,403
41,000,000	USD	0.14% due 1/8/2015 (f)	40,998,884
25,000,000	USD	0.14% due 1/20/2015 (f)	24,998,153
38,500,000	USD	0.15% due 1/20/2015 (f)	38,496,952
19,600,000	USD	0.15% due 1/26/2015 (f)	19,597,958
50,000,000	USD	0.16% due 2/9/2015 (f)	49,991,333
		Google Inc.:
24,000,000	USD	0.07% due 1/7/2015 (f)	23,999,720
80,000,000	USD	0.07% due 1/8/2015 (f)	79,998,911
75,000,000	USD	0.06% due 1/13/2015 (f)	74,998,500
28,000,000	USD	Henkel Corp., 0.33% due 1/13/2015 (f)	27,996,920
		Johnson & Johnson:
67,800,000	USD	0.01% due 1/2/2015 (f)	67,799,981
42,500,000	USD	0.06% due 1/8/2015 (f)	42,499,504
104,300,000	USD	0.06% due 1/9/2015 (f)	104,298,609
60,000,000	USD	0.01% due 1/12/2015 (f)	59,999,817
13,600,000	USD	0.03% due 1/12/2015 (f)	13,599,875
97,900,000	USD	0.06% due 1/12/2015 (f)	97,898,205
		L’Oréal USA Inc.:
40,000,000	USD	0.09% due 1/5/2015 (f)	39,999,600
10,000,000	USD	0.08% due 1/9/2015 (f)	9,999,822
20,000,000	USD	0.1% due 1/16/2015 (f)	19,999,167
40,000,000	USD	0.11% due 2/3/2015 (f)	39,995,967
30,000,000	USD	0.11% due 2/4/2015 (f)	29,996,883
		Microsoft Corp.:
25,000,000	USD	0.07% due 1/12/2015 (f)	24,999,465
90,216,000	USD	0.08% due 1/14/2015 (f)	90,213,394
19,090,000	USD	0.05% due 1/28/2015 (f)	19,089,284
94,421,000	USD	0.08% due 1/28/2015 (f)	94,415,335
30,000,000	USD	0.1% due 2/9/2015 (f)	29,996,750
		Mondelez International Inc.:
17,900,000	USD	0.5% due 1/9/2015 (f)	17,898,011
30,000,000	USD	0.31% due 1/23/2015 (f)	29,994,317
25,000,000	USD	0.48% due 2/11/2015 (f)	24,986,333
		Nestlé Capital Corp.:
50,000,000	USD	0.01% due 1/9/2015 (f)	49,999,889
42,700,000	USD	0.1% due 1/27/2015 (f)	42,696,916
		Praxair Inc.:
26,000,000	USD	0.07% due 1/12/2015	25,999,444
70,000,000	USD	0.07% due 1/13/2015	69,998,367
31,500,000	USD	0.07% due 1/14/2015	31,499,204
38,400,000	USD	0.07% due 1/15/2015	38,398,955
50,000,000	USD	0.08% due 1/21/2015	49,997,778
37,611,000	USD	Procter & Gamble Co., 0.1% due 1/29/2015 (f)	37,608,075
		Roche Holdings, Inc.:
34,500,000	USD	0.08% due 1/5/2015 (f)	34,499,693
65,000,000	USD	0.07% due 1/13/2015 (f)	64,998,483
50,000,000	USD	0.05% due 1/15/2015 (f)	49,999,028
40,000,000	USD	0.05% due 1/16/2015 (f)	39,999,167

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 35.1% (continued)
11,000,000	USD	0.05% due 1/20/2015 (f)	$10,999,710
50,000,000	USD	0.06% due 1/20/2015 (f)	49,998,417
30,000,000	USD	0.05% due 1/21/2015 (f)	29,999,167
45,000,000	USD	0.05% due 1/23/2015 (f)	44,998,625
25,000,000	USD	0.08% due 1/29/2015 (f)	24,998,444
50,000,000	USD	0.06% due 2/3/2015 (f)	49,997,250
		Siemens Capital Co., LLC:
45,000,000	USD	0.09% due 1/5/2015 (f)	44,999,550
60,000,000	USD	0.12% due 1/6/2015 (f)	59,999,000
85,696,000	USD	Vodafone Group Plc, 0.57% due 4/10/2015 (f)	85,619,114
50,000,000	USD	Wal-Mart Stores, Inc., 0.01% due 1/13/2015 (f)	49,999,833
		Walt Disney Co.:
23,000,000	USD	0.06% due 1/22/2015 (f)	22,999,195
20,000,000	USD	0.06% due 1/27/2015 (f)	19,999,133
69,900,000	USD	0.06% due 2/3/2015 (f)	69,896,155
31,950,000	USD	0.09% due 3/25/2015 (f)	31,939,562

			3,531,858,319

Treasury Bills — 0.4%
34,354,000	USD	United States Treasury Bill, due 1/22/2015 (j)	34,353,597

Investment Company — 0.2%
23,400,000	USD	Dreyfus Treasury Prime Cash Management Fund, 0.00% (k)	23,400,000

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $3,589,559,652)	3,589,611,916

		TOTAL INVESTMENTS — 99.4% (Cost — $8,865,667,614)	10,001,715,503
		Other Assets In Excess of Liabilities — 0.6%	59,100,560

		TOTAL NET ASSETS — 100.0%	$10,060,816,063

Schedule of Written Call Options – (0.0%)
		Expiration	Strike	Fair
Contracts	Description	Date	Price	Value

(647)	Rosetta Resources, Inc.	1/17/2015	$55.00	$(12,940)

	Total Written Call Options
	(Premiums received — $306,239)			$(12,940)

Schedule of Written Put Options – (0.0%)
		Expiration	Strike	Fair
Contracts	Description	Date	Price	Value

(2,289)	Apple, Inc.	1/17/2015	$61.43	$(2,289)
(2,954)	Apple, Inc.	1/17/2015	62.86	(2,954)

	Total Written Put Options
	(Premiums received — $5,976,952)			$(5,243)

The IVA Worldwide Fund had the following open forward foreign currency contracts at December 31, 2014:

		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES		LOCAL CURRENCY	USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH		AMOUNT	EQUIVALENT	DECEMBER 31, 2014	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/05/2015	AUD	117,946,000	$99,325,034	$95,879,464	$3,445,570
euro	State Street Bank & Trust Co.	03/05/2015	EUR	554,760,000	692,336,637	671,659,134	20,677,503

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Japanese yen	State Street Bank & Trust Co.	03/05/2015	JPY	54,136,200,000	458,263,654	452,187,150	6,076,504
South Korean won	State Street Bank & Trust Co.	01/07/2015	KRW	115,017,000,000	103,404,766	104,664,192	(1,259,426)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$28,940,151

Abbreviations used in this schedule:
ADR	—	American Depositary Receipt
AUD	—	Australian dollar
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NV	—	Non-voting
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Security is deemed illiquid. As of December 31, 2014, the value of these illiquid securities amounted to 1.8% of total net assets.
(b)	Non-income producing investment.
(c)	Issuer of the security is an affiliate of the IVA Worldwide Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA Worldwide Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES				FAIR VALUE
	HELD AT	SHARE	SHARE	SHARES HELD AT	AT	REALIZED	DIVIDEND
SECURITY	SEPTEMBER 30, 2014	ADDITIONS	REDUCTIONS	DECEMBER 31, 2014	DECEMBER 31, 2014	GAIN	INCOME*

Cosel Co., Ltd.	2,140,300	5,200	—	2,145,500	$ 21,969,313	—	$238,532
DeVry Education
Group Inc.	3,811,345	—	—	3,811,345	180,924,547	—	686,042
Icom Inc.	944,700	—	—	944,700	22,724,878	—	—
Miura Co., Ltd.	9,390,712	—	353,112	9,037,600	90,323,039	$367,855	—
Net 1 U.E.P.S.
Technologies Inc.	6,006,359	14,570	—	6,020,929	68,638,591	—	—

					$384,580,368	$367,855	$924,574

* Dividend income is gross of withholding taxes.

(d)	All or a portion of the security is subject to written call option assignment. An assignment would result in the sale of the security at a strike price determined by the option contract.
(e)	Cumulative redeemable preferred stock. The date shown represents the first optional call date.
(f)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.
(h)	Senior unsecured note. The first call date is April 15, 2017.
(i)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(j)	This security is held at the custodian as collateral for written put options. As of December 31, 2014, portfolio securities valued at $34,353,597 were segregated to cover collateral requirements.
(k)	Rate disclosed is the daily yield on December 31, 2014. The yield on December 31, 2014 is less than 0.005%.

Sector Allocation (As a Percent of Total Net Assets)

Technology	12.1%
Consumer Discretionary	11.2%
Holding Company	7.3%
Industrials	5.9%
Consumer Staples	5.8%
Energy	5.1%
Financials	4.3%
Health Care	3.4%
Gold	3.4%
Sovereign Government Bonds	3.3%

See Notes to Schedule of Investments.

IVA Worldwide Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Utilities	0.7%
Materials	0.7%
Telecommunication Services	0.4%
Real Estate	0.1%
Short-Term Investments	35.7%
Other^	0.6%

^Other represents unrealized gains and losses on written options, forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares	Description	Fair Value

COMMON STOCKS — 57.6%
Argentina — 0.0%
894	Nortel Inversora SA, Series ‘B’, ADR	$18,765

Australia — 0.1%
1,380,029	Programmed Maintenance Services Ltd.	2,884,810

Belgium — 0.4%
129,186	Sofina SA	13,578,800

Canada — 0.3%
2,037,035	Uranium Participation Corp. (a)	9,029,721

China — 3.2%
39,557,030	Clear Media Ltd. (b)(c)	41,195,556
26,197,000	Digital China Holdings Ltd.	24,250,851
30,418,000	Phoenix Satellite Television Holdings Ltd.	9,535,589
110,297,000	Springland International Holdings Ltd.	38,352,460

		113,334,456

France — 13.1%
1,409,481	Alten SA	60,272,065
2,720,954	Altran Technologies SA	25,769,158
6,852,800	Bolloré SA	31,101,086
19,200	Bolloré SA NV (a)(b)	85,975
220,428	Bureau Veritas SA	4,867,431
152,830	Cap Gemini SA	10,885,774
627,757	Carrefour SA	19,072,532
534,162	CNP Assurances	9,458,863
273,792	Danone SA	18,011,815
749,504	Eutelsat Communications SA	24,229,505
28,772	Financière de l’Odet SA (b)	28,474,393
518,599	Financière Marc de Lacharriere SA (b)	39,421,940
1,487,919	GDF Suez SA	34,750,796
47,385	ID Logistics Group SA (a)	3,844,086
74,637	Robertet SA (b)	14,448,690
5,900	Robertet SA-CI (b)	763,976
306,687	Séché Environnement SA	7,376,256
320,072	Securidev SA (a)(b)(c)	13,340,166
2,251,141	Societe d’Edition de Canal Plus	15,912,350
253,846	Sodexo SA	24,889,472
506,198	Thales SA	27,312,434
549,925	Total SA, ADR	28,156,160
433,638	Vinci SA	23,728,968

		466,173,891

Germany — 0.8%
255,033	Siemens AG	28,923,347

Hong Kong — 4.3%
20,435,500	APT Satellite Holdings Ltd.	28,867,331
5,031,500	Asia Satellite Telecommunications Holdings Ltd. (b)	17,500,742
4,245,000	Henderson Land Development Co. Ltd.	29,412,069
45,734,761	Hongkong & Shanghai Hotels Ltd. (b)	67,539,065
14,130,000	Midland Holdings Ltd. (a)	7,139,148

		150,458,355

India — 0.8%
432,763	Bajaj Holdings and Investment Ltd.	9,586,598
1,045,716	Dewan Housing Finance Corp. Ltd.	6,449,660

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares	Description	Fair Value

India — 0.8% (continued)
29,719,091	South Indian Bank Ltd.	$13,241,678

		29,277,936

Indonesia — 0.5%
293,703,500	PT Bank Bukopin Tbk	17,767,325

Japan — 15.5%
441,700	Arcland Sakamoto Co., Ltd.	8,485,251
325,100	Arcs Co. Ltd.	6,627,977
891,400	As One Corp.	23,263,105
8,512,500	Astellas Pharma Inc.	118,473,652
1,273,800	Azbil Corp.	29,453,030
62,500	The Bank of Okinawa Ltd.	2,538,467
762,300	Benesse Holdings Inc.	22,644,630
1,301,900	Cosel Co., Ltd. (b)	13,331,088
949,100	Daiichikosho Co., Ltd.	25,700,018
158,700	Earth Chemical Co., Ltd.	5,294,577
1,340,200	Hi-Lex Corp.	36,893,720
706,000	Icom Inc. (b)	16,982,919
98,400	Medikit Co., Ltd. (b)	2,982,016
4,177,800	Miura Co., Ltd.	41,753,518
765,300	Nitto Kohki Co., Ltd.	13,816,974
439,300	Okinawa Cellular Telephone Co.	11,876,865
324,900	Pola Orbis Holdings Inc.	12,981,963
936,600	San-A Co., Ltd.	31,529,550
297,600	Sankyo Co., Ltd.	10,256,555
10,600	Secom Joshinetsu Co., Ltd.	274,084
432,175	Shingakukai Co., Ltd.	1,698,741
306,950	Shofu Inc.	4,005,348
4,500	SK Kaken Co., Ltd.	348,422
147,200	Sugi Holdings Co., Ltd.	6,006,770
203,800	Techno Medica Co., Ltd.	4,159,085
2,771,000	Toho Co., Ltd.	62,875,192
551,500	Transcosmos Inc.	9,104,512
7,729,400	Yahoo Japan Corp.	27,890,802

		551,248,831

Malaysia — 2.4%
72,253,400	Genting Malaysia Berhad	83,911,046

Mexico — 0.1%
274,660	Corporativo Fragua, SAB de CV (b)	4,374,827

Netherlands — 0.1%
16,148	Hal Trust	2,455,087

Norway — 0.2%
299,184	Stolt-Nielsen Ltd.	5,005,592

Singapore — 1.2%
6,506,920	Haw Par Corp. Ltd. (b)	41,846,459

South Africa — 0.9%
2,813,516	Net 1 U.E.P.S. Technologies Inc. (a)(c)	32,074,082

South Korea — 4.2%
63,112	E-Mart Co., Ltd.	11,627,366
81,948	Fursys Inc.	2,339,942
1,106,920	Kangwon Land, Inc.	30,419,149
12,732	Lotte Chilsung Beverage Co., Ltd.	17,219,605
9,555	Lotte Confectionery Co., Ltd.	15,515,510

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Shares		Description	Fair Value

South Korea — 4.2% (continued)
60,950		Samsung Electronics Co., Ltd.	$73,265,073

			150,386,645

Switzerland — 4.6%
24,036		APG SGA SA	6,982,338
1,736,250		Nestlé SA	127,269,802
57,358		Schindler Holding AG	8,276,350
1,271,928		UBS Group AG	21,864,061

			164,392,551

Thailand — 0.2%
6,655,200		Thaicom PCL	7,018,470

United Kingdom — 1.9%
1,912,614		Antofagasta Plc	22,205,992
1,295,189		Avanti Communications Group Plc (a)	5,245,443
4,404,281		Millennium & Copthorne Hotels Plc	40,263,708

			67,715,143

United States — 2.8%
3,226,336		News Corp., Class ‘A’ (a)	50,621,212
3,319,060		News Corp., Class ‘B’ (a)	50,051,425

			100,672,637

		TOTAL COMMON STOCKS
		(Cost — $1,759,474,885)	2,042,548,776

PREFERRED STOCKS — 0.0%
Switzerland — 0.0%
44,039		UBS Preferred Funding Trust IV, Series ‘D’, 0.861% due 1/30/2015 (d)	809,437

		TOTAL PREFERRED STOCKS
		(Cost —$712,126)	809,437

Principal
Amount

CORPORATE NOTES & BONDS — 5.5%
France — 2.9%
		Wendel:
23,950,000	EUR	4.875% due 5/26/2016 (e)	30,756,408
36,400,000	EUR	4.375% due 8/9/2017	48,257,445
17,600,000	EUR	6.75% due 4/20/2018	25,422,941

			104,436,794

Norway — 1.3%
14,200,000	USD	Golden Close Maritime Corp. Ltd., 9% due 10/24/2019 (b)	12,496,000
		Stolt-Nielsen Ltd.:
107,500,000	NOK	6.25% due 6/22/2016 (b)(f)	14,803,167
77,500,000	NOK	6.25% due 3/19/2018 (b)(f)	10,450,490
62,000,000	NOK	6.64% due 9/4/2019 (b)(f)	8,339,420

			46,089,077

Singapore — 0.4%
7,750,000	SGD	DBS Capital Funding II Corp., 5.75% due 6/15/2018 (g)	6,346,440
8,250,000	SGD	United Overseas Bank Ltd., 4.9% due 7/23/2018 (g)	6,486,033

			12,832,473

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Principal
Amount		Description	Fair Value

Switzerland — 0.3%
4,500,000	EUR	UBS AG, 7.152% due 12/21/2017 (g)	$6,109,543
4,488,000	USD	UBS Preferred Funding Trust V, 6.243% due 5/15/2016 (g)	4,645,125

			10,754,668

United Kingdom — 0.3%
12,136,000	USD	Avanti Communications Group Plc, 10% due 10/1/2019 (e)	11,711,240

United States — 0.3%
8,622,000	USD	Intelsat Luxembourg SA, 7.75% due 6/1/2021	8,675,888

		TOTAL CORPORATE NOTES & BONDS
		(Cost — $199,861,692)	194,500,140

SOVEREIGN GOVERNMENT BONDS — 4.8%
Singapore — 4.7%
		Government of Singapore:
80,339,000	SGD	2.875% due 7/1/2015	61,350,394
77,990,000	SGD	3.75% due 9/1/2016	61,871,890
54,771,000	SGD	2.375% due 4/1/2017	42,875,358

			166,097,642

Taiwan — 0.1%
171,000,000	TWD	Government of Taiwan, 2% due 7/20/2015	5,457,488

		TOTAL SOVEREIGN GOVERNMENT BONDS
		(Cost — $180,213,214)	171,555,130

Ounces

COMMODITIES — 3.9%
116,986		Gold Bullion (a)	138,379,609

		TOTAL COMMODITIES
		(Cost — $166,809,792)	138,379,609

Principal
Amount

SHORT-TERM INVESTMENTS — 27.5%
Commercial Paper — 27.5%
22,600,000	USD	Abbott Laboratories, 0.11% due 1/22/2015 (e)	22,598,550
11,700,000	USD	American Honda Finance Corp., 0.08% due 1/7/2015	11,699,844
		Apple Inc.:
20,000,000	USD	0.05% due 1/9/2015 (e)	19,999,778
17,000,000	USD	0.05% due 1/22/2015 (e)	16,999,504
20,000,000	USD	0.07% due 2/2/2015 (e)	19,998,756
18,700,000	USD	0.07% due 2/12/2015 (e)	18,698,473
		Coca-Cola Co.:
21,100,000	USD	0.1% due 1/16/2015 (e)	21,099,121
2,900,000	USD	0.11% due 1/22/2015 (e)	2,899,814
		Consolidated Edison Co. Inc.:
32,000,000	USD	0.42% due 1/12/2015 (e)	31,995,893
20,100,000	USD	0.42% due 1/13/2015 (e)	20,097,186
7,000,000	USD	Danaher Corp., 0.11% due 1/12/2015 (e)	6,999,765
		Devon Energy Corp.:
10,000,000	USD	0.29% due 1/6/2015 (e)	9,999,597
10,403,000	USD	0.35% due 1/16/2015 (e)	10,401,483
36,000,000	USD	Electricité de France SA, 0.07% due 1/16/2015 (e)	35,998,950
35,100,000	USD	Eli Lilly & Co., 0.12% due 1/26/2015 (e)	35,097,075

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Principal
Amount		Description	Fair Value

Commercial Paper — 27.5% (continued)
10,000,000	USD	Estée Lauder Co., 0.12% due 1/15/2015 (e)	$9,999,533
13,500,000	USD	Florida Power & Light Co., 0.4% due 1/20/2015	13,497,150
		GDF Suez SA:
14,300,000	USD	0.14% due 1/6/2015 (e)	14,299,722
9,000,000	USD	0.15% due 1/26/2015 (e)	8,999,063
		Google Inc.:
34,400,000	USD	0.07% due 1/7/2015 (e)	34,399,599
25,000,000	USD	0.07% due 1/8/2015 (e)	24,999,660
25,000,000	USD	0.06% due 1/13/2015 (e)	24,999,500
31,500,000	USD	Henkel Corp., 0.33% due 1/13/2015 (e)	31,496,535
		Johnson & Johnson:
35,000,000	USD	0.01% due 1/2/2015 (e)	34,999,990
4,000,000	USD	0.06% due 1/8/2015 (e)	3,999,953
10,100,000	USD	0.06% due 1/9/2015 (e)	10,099,865
30,000,000	USD	0.03% due 1/12/2015 (e)	29,999,725
18,300,000	USD	L’Oréal USA Inc., 0.09% due 1/21/2015 (e)	18,299,085
		Microsoft Corp.:
18,600,000	USD	0.07% due 1/8/2015 (e)	18,599,747
25,000,000	USD	0.07% due 1/12/2015 (e)	24,999,465
19,700,000	USD	0.05% due 1/28/2015 (e)	19,699,261
70,000,000	USD	0.08% due 1/28/2015 (e)	69,995,800
30,000,000	USD	0.1% due 2/9/2015 (e)	29,996,750
4,900,000	USD	Mondelez International Inc., 0.5% due 1/9/2015 (e)	4,899,456
30,100,000	USD	Nestlé Capital Corp., 0.1% due 1/27/2015 (e)	30,097,826
29,000,000	USD	NetJets Inc., 0.08% due 1/15/2015 (e)	28,999,098
2,000,000	USD	Orange & Rockland Utilities, Inc., 0.5% due 1/8/2015 (e)	1,999,806
		Roche Holdings, Inc.:
20,500,000	USD	0.08% due 1/5/2015 (e)	20,499,818
20,000,000	USD	0.07% due 1/13/2015 (e)	19,999,533
20,000,000	USD	0.05% due 1/20/2015 (e)	19,999,472
20,000,000	USD	0.05% due 1/21/2015 (e)	19,999,444
43,200,000	USD	Siemens Capital Co., LLC, 0.12% due 1/6/2015 (e)	43,199,280
14,400,000	USD	Vodafone Group Plc, 0.57% due 4/10/2015 (e)	14,387,080
		Walt Disney Co.:
26,100,000	USD	0.06% due 1/22/2015 (e)	26,099,086
30,000,000	USD	0.06% due 1/27/2015 (e)	29,998,700
9,000,000	USD	0.06% due 2/3/2015 (e)	8,999,505

		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $977,132,644)	977,142,296

		TOTAL INVESTMENTS — 99.3% (Cost — $3,284,204,353)	3,524,935,388
		Other Assets In Excess of Liabilities — 0.7%	23,988,798

		TOTAL NET ASSETS — 100.0%	$3,548,924,186

The IVA International Fund had the following open forward foreign currency contracts at December 31, 2014:

		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2014	(DEPRECIATION)

Contracts to Sell:
Australian dollar	State Street Bank & Trust Co.	03/05/2015	AUD	51,086,000	43,024,736	$41,528,312	$1,496,424

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

		SETTLEMENT					NET UNREALIZED
FOREIGN		DATES	LOCAL CURRENCY		USD	USD VALUE AT	APPRECIATION/
CURRENCY	COUNTERPARTY	THROUGH	AMOUNT		EQUIVALENT	DECEMBER 31, 2014	(DEPRECIATION)

euro	State Street Bank & Trust Co.	03/05/2015	EUR	291,156,000	$363,463,807	$352,508,448	$10,955,359
Japanese yen	State Street Bank & Trust Co.	03/05/2015	JPY	47,014,600,000	398,025,884	392,702,073	5,323,811
South Korean won	State Street Bank & Trust Co.	01/07/2015	KRW	50,116,000,000	45,046,502	45,605,252	(558,750)

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$17,216,844

Abbreviations used in this schedule:

ADR	—	American Depositary Receipt
AUD	—	Australian dollar
CI	—	Investment certificates (non-voting)
EUR	—	euro
JPY	—	Japanese yen
KRW	—	South Korean won
NOK	—	Norwegian krone
NV	—	Non-voting
SGD	—	Singapore dollar
TWD	—	Taiwan dollar
USD	—	United States dollar

(a)	Non-income producing investment.
(b)	Security is deemed illiquid. As of December 31, 2014, the value of these illiquid securities amounted to 9.8% of total net assets.
(c)	Issuer of the security is an affiliate of the IVA International Fund as defined by the Investment Company Act of 1940. An affiliate is deemed as a company in which the IVA International Fund indirectly or directly has ownership of at least 5% of the company’s outstanding voting securities. See Schedule of Affiliates below for additional information.

Schedule of Affiliates
	SHARES HELD AT	SHARE	SHARE	SHARES HELD AT	FAIR VALUE AT
SECURITY	SEPTEMBER 30, 2014	ADDITIONS	REDUCTIONS	DECEMBER 31, 2014	DECEMBER 31, 2014

Clear Media Ltd.	39,557,030	—	—	39,557,030	$41,195,556
Net 1 U.E.P.S.
Technologies Inc.	2,725,972	87,544	—	2,813,516	32,074,082
Securidev SA	271,086	48,986	—	320,072	13,340,166

					$86,609,804

(d)	Floating rate perpetual preferred stock. The rate shown reflects the rate currently in effect. The security has no maturity date.
The date shown reflects the next call date.
(e)	Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933 (the “1933 Act”). Any resale of these securities must generally be effected through a sale that is registered under the 1933 Act or otherwise exempted from such registration requirements.
(f)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(g)	Fixed-to-float perpetual bond. The security has no maturity date. The date shown represents the next call date.

Sector Allocation (As a Percent of Total Net Assets)

Consumer Discretionary	18.4%
Technology	9.1%
Industrials	7.8%
Consumer Staples	7.6%
Health Care	5.5%
Financials	5.2%
Sovereign Government Bonds	4.8%
Gold	3.9%
Holding Company	3.3%
Telecommunication Services	2.6%
Materials	1.5%

See Notes to Schedule of Investments.

IVA International Fund (unaudited)	IVA Funds

Schedule of Investments
December 31, 2014

Energy	1.1%
Utilities	1.0%
Short-Term Investments	27.5%
Other^	0.7%

^Other represents unrealized gains and losses on forward foreign currency contracts and other assets and liabilities.

See Notes to Schedule of Investments.

Notes to Schedules of Investments (unaudited)	IVA Funds

Note 1 - Organization and Significant Accounting Policies

IVA Fiduciary Trust (the “Trust”) consists of the IVA Worldwide Fund (the “Worldwide Fund”) and IVA International Fund (the “International Fund”) (each, a “Fund” and, together, the “Funds”). The Worldwide Fund and the International Fund are each a diversified investment portfolio of the Trust, an open-end series management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a Massachusetts business trust. The Funds commenced investment operations on October 1, 2008. The Worldwide Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world, including U.S. markets. The International Fund seeks long-term growth of capital by investing in a range of securities and asset classes from markets around the world.

The following are significant accounting policies followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946, Financial Services – Investment Companies.

Valuation of the Funds. The net asset value per share (“NAV”) of a Fund’s shares of a particular class is calculated each day that the New York Stock Exchange (“NYSE”) is open.

Listed equity securities are generally valued at the last sale price on the exchange that is the primary market for such securities. Equity securities listed on the NASDAQ Stock Exchange (“NASDAQ”) are generally valued using the NASDAQ Official Closing Price (“NOCP”). If no sales or NOCPs are reported during the day, equity securities are generally valued at the mean of the last available bid and asked quotations on the exchange or market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers, or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long and short positions, respectively. Over-the-counter (“OTC”) equity securities not listed on NASDAQ are generally valued at the mean of the last available bid and asked quotations on the market on which the security is primarily traded, or using other market information obtained from a quotation reporting system, established market makers or pricing services. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively.

Exchange-traded options are generally valued at the NBBO (National Best Bid and Offer from participant exchanges) reported by the Options Price Reporting Authority. Exchange traded options may also be valued at the mean of the bid and asked quotations on an exchange at closing. OTC options not traded on an exchange are valued at the mean of the bid and asked quotations. If there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short options, respectively.

Precious metals, including gold bullion, are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Debt securities (except for short-term investments having a maturity of 60 days or less as described below) for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the OTC market in the U.S. or abroad, except that when no asked price is available, debt securities are valued at the last bid price alone. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Short-term investments in other open-end investment companies registered under the 1940 Act are valued at such investment companies’ NAVs as of December 31, 2014.

Forward foreign currency contracts are valued at the current cost of offsetting such contracts.

The value of any investment that is listed or traded on more than one exchange or market is based on the exchange or market determined by International Value Advisers, LLC (the “Adviser”) to be the primary trading venue for that investment. A quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for a particular investment may be relied upon in instances where a quotation is not available on the primary exchange or market.

Notes to Schedules of Investments (unaudited)	IVA Funds

The Board of Trustees of the Trust (the “Board”) has established a Pricing and Fair Valuation Committee (the “Committee”) comprised of officers of the Adviser to which it has delegated the responsibility for overseeing the implementation of the Funds’ valuation procedures and fair value determinations made on behalf of the Board. The Committee may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Committee may determine that there has been a significant decrease in the volume and level of activity for an asset or liability whereby transactions or quoted prices may not be determinative of fair value. The Committee may determine the fair value of investments based on information provided by pricing services and other third parties, including broker-dealers and other market intermediaries, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. For securities that do not trade during NYSE hours or securities for which there is a foreign market holiday when the NYSE is open, fair valuation determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities or baskets of foreign securities. Fair value pricing may require subjective determinations about the value of an asset or liability. Fair values used to determine the Funds’ NAVs may differ from quoted or published prices, or from prices that are used by others, for the same investments. The use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Funds.

Fair Value Measurement. The Funds adhere to FASB Accounting Standards Codification 820-10-65 (“ASC 820-10-65”), Fair Value Measurements and Disclosures and Accounting Standards Update No. 2011-04,Fair Value Measurement and Disclosures - Amendments to Achieve Common Fair Value Measurement Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (ASU 2011 – 04). ASC 820-10-65 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ assets and liabilities, and requires additional disclosure about fair value. ASU 2011-04 provides for the disclosure of any transfers between Level 1, Level 2 and Level 3 investments. The hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, other observable market data, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Worldwide Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$144,971,546	$2,528,199,109	—	$2,673,170,655
United States	2,455,455,945	—	—	2,455,455,945
Preferred stocks	119,750,982	—	—	119,750,982
Corporate notes & bonds	9,694,219	477,727,547	—	487,421,766
Sovereign government bonds	—	332,612,326	—	332,612,326
Commodities	343,691,913	—	—	343,691,913
Short-term investments	23,400,000	3,566,211,916	—	3,589,611,916
Unrealized appreciation on
open forward foreign
currency contracts	—	30,199,577	—	30,199,577

Total assets	$3,096,964,605	$6,934,950,475	—	$10,031,915,080

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(1,259,426)	—	$(1,259,426)
Written options	$(18,183)	—	—	(18,183)

Total liabilities	$(18,183)	$(1,259,426)	—	$(1,277,609)

Notes to Schedules of Investments (unaudited)	IVA Funds

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, the Worldwide Fund had significant transfers of $2,451,243,654 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the Worldwide Fund valued its securities. For the period ended December 31, 2014 and the year ended September 30, 2014, there were no Level 3 assets or liabilities held in the Worldwide Fund.

The following is a summary of the inputs used in valuing the International Fund’s assets and liabilities at fair value:

ASSETS	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Common stocks:
Foreign	$95,517,616	$1,846,358,523	—	$1,941,876,139
United States	100,672,637	—	—	100,672,637
Preferred stocks	809,437	—	—	809,437
Corporate notes & bonds	—	194,500,140	—	194,500,140
Sovereign government bonds	—	171,555,130	—	171,555,130
Commodities	138,379,609	—	—	138,379,609
Short-term investments	—	977,142,296	—	977,142,296
Unrealized appreciation on
open forward foreign
currency contracts	—	17,775,594	—	17,775,594

Total assets	$335,379,299	$3,207,331,683	—	$3,542,710,982

LIABILITIES

Unrealized depreciation on
open forward foreign
currency contracts	—	$(558,750)	—	$(558,750)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, the International Fund had significant transfers of $1,811,416,679 from Level 1 to Level 2 as a result of significant market movements between the time at which foreign markets closed and the International Fund valued its securities. For the period ended December 31, 2014 and the year ended September 30, 2014, there were no Level 3 assets or liabilities held in the International Fund.

Foreign Currency Translation. Portfolio securities and other assets and liabilities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Portfolio Transactions. Portfolio transactions are recorded on a trade date basis.

Forward Foreign Currency Contracts. Each Fund engages in buying and selling forward foreign currency contracts to seek to manage the exposure of investments denominated in non-U.S. currencies against fluctuations in relative value. A forward foreign currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, at a price set at the time of the contract.

Notes to Schedules of Investments (unaudited)	IVA Funds

Options Transactions. During the period ended December 31, 2014, the Worldwide Fund had written covered puts and calls on equity securities. Each Fund may write call options to seek to enhance investment return or to hedge against declines in the prices of portfolio securities or may write put options to hedge against increases in the prices of securities which it intends to purchase. A call option is covered if a Fund holds, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by a Fund in cash, treasury bills or other high grade short-term obligations in a segregated account with its custodian). A put option is covered if a Fund maintains cash, treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or holds on a share-for-share basis a put on the same equity security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written, or lower than the exercise price of the put written if the difference is maintained in a segregated account with its custodian.

Foreign Investment Risk. Each Fund invests in foreign investments. Foreign investments can involve additional risks relating to political, economic or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the investments in such Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Note 2 - Investments

The cost basis of investments for federal income tax purposes is substantially similar to the cost basis under U.S. GAAP. The following information is as of December 31, 2014.

	Worldwide Fund	International Fund

Cost basis of investments	$8,865,667,614	$3,284,204,353

Gross unrealized appreciation	$1,328,074,565	$366,246,036

Gross unrealized depreciation	(192,026,676)	(125,515,001)

Net unrealized appreciation	$1,136,047,889	$240,731,035

For the period ended December 31, 2014, written options transactions for the Worldwide Fund were as follows:

	Number of Contracts	Premiums

Written Options, outstanding September 30, 2014	(6,240)	$(6,407,425)
Options written	—	—
Options terminated in closing purchase transactions	350	124,234
Options exercised	—	—
Options expired	—	—

Written Options, outstanding December 31, 2014	(5,890)	$(6,283,191)

Note 3 - Derivative Instruments and Hedging Activities

The Funds enter into transactions involving derivative financial instruments in connection with their investing activities. During the period ended December 31, 2014, these instruments included written put and call options and forward foreign currency contracts. These instruments are subject to various risks similar to non-derivative instruments including market, credit and liquidity risks.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in investments. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, a Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, a Fund will succeed in enforcing them. During the period ended December 31, 2014, the Funds had exposure to OTC derivatives in the form of forward foreign currency contracts.

The following summary for each Fund is grouped by risk-type and provides information about the fair value of derivatives at December 31, 2014.

Worldwide Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$30,199,577

Notes to Schedules of Investments (unaudited)	IVA Funds

Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(1,259,426)
Equity	Written options	(18,183)

Total		$28,921,968

International Fund

Risk-Type Category		Fair Value

Foreign exchange	Unrealized appreciation on open forward foreign currency contracts	$17,775,594
Foreign exchange	Unrealized depreciation on open forward foreign currency contracts	(558,750)

Total		$17,216,844

During the period ended December 31, 2014, the Worldwide Fund had average notional values of $1,274,770,508 and $36,976,171 on open forward foreign currency contracts to sell and written options, respectively.

During the period ended December 31, 2014, the International Fund had average notional values of $845,475,383 on open forward foreign currency contracts to sell.

Item 2.	Controls and Procedures.

(a)       Within 90 days of the filing date of this Form N-Q, Michael W. Malafronte, the registrant’s President and Principal Executive Officer, and Stefanie J. Hempstead, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on their review, Mr. Malafronte and Ms. Hempstead determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b)       There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVA FIDUCIARY TRUST

By:	/s/ Michael W. Malafronte Michael W. Malafronte President and Principal Executive Officer

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Malafronte Michael W. Malafronte President and Principal Executive Officer

Date:	February 27, 2015

By:	/s/ Stefanie J. Hempstead Stefanie J. Hempstead Treasurer and Principal Financial Officer

Date:	February 27, 2015